Annual Total Returns [BarChart] - First Trust Indxx Global Natural Resources Income ETF - First Trust Indxx Global Natural Resources Income ETF	Feb. 01, 2021
Bar Chart Table:
2011	(29.36%)
2012	5.61%
2013	(24.92%)
2014	(16.36%)
2015	(45.76%)
2016	21.96%
2017	12.53%
2018	(9.03%)
2019	21.57%
2020	(1.15%)